Trade Receivables and Reseller Financing - Breakdown of Reseller Financing, Gross of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 1,183,312	R$ 1,165,395
Current [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	770,008	787,904
Less than 30 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	19,260	10,230
31 to 60 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	24,290	15,237
61-90 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	14,373	21,200
91-180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	26,685	28,989
More than 180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 328,696	R$ 301,835